                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2005

Date of Reporting Period:  December 31, 2005

Item 1. Reports to Stockholders

                           NAVELLIER MILLENNIUM FUNDS


                                 ANNUAL REPORT

                               DECEMBER 31, 2005

                                   [GRAPHIC]




                                                                     [NAVELLIER
                                                     Calculated Investing Logo]
              Top 20 Portfolio
International Growth Portfolio

                                                ANNUAL REPORT, December 31, 2005
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

      2005 turned out to be a great year for our mutual funds. Our best performer was the Navellier International Growth Portfolio, followed by the Navellier Top 20 Portfolio. The most amazing aspect about 2005 was that the Russell 3000 Index, Russell 3000 Growth Index, and the Russell 3000 Value Index all performed within 2 percentage points of each other. Based on the performance of the Russell 3000 Growth (up 5.17%) versus the Russell 3000 Value (up 6.85%), value stocks once again beat growth stocks overall. It is in such a market as this, that our active management style is in its element, as evidenced by the performance of our mutual funds.

      From an international perspective, the year started out with pessimism, and ended with global expansion and rising international equity markets. Consequently, in 2005, the Navellier International Growth Portfolio had a return of +14.57% versus +14.02% for the EAFE Index. The performance this year occurred against a backdrop of devastating hurricanes and other worldwide natural disasters, oil going to record highs, the twin budget and trade deficits in the United States, along with a strong showing by the U.S. dollar. In the fourth quarter, we increased the portfolio's finance exposure and our far eastern countries' exposure, and maintained our overweight positions in the electronic technology and technology services sectors. The portfolio is market-weight in the non-energy minerals, health technology, utilities, and communications sectors. Underweight sectors include: energy, consumer durables, producer manufacturing, consumer services, and industrial services. The finance sector, at 20%, is slightly underweighted. With respect to the EAFE countries, we are underweight in the United Kingdom, France, and Japan; and the portfolio is overweight in the emerging markets, the Netherlands, Canada, and Switzerland.

[LINE GRAPH -- TOP 20 PORTFOLIO - CLASS A SHARES]

                                                    TOP 20 PORTFOLIO              RUSSELL 3000             RUSSELL 3000 GROWTH
                                                    ----------------              ------------             -------------------
9/30/98                                                   10000                       10000                       10000
12/31/98                                                  12550                       12143                       12649
3/31/99                                                   14570                       12555                       13378
6/30/99                                                   16960                       13523                       13993
9/30/99                                                   16560                       12633                       13467
12/31/99                                                  22077                       14682                       16928
3/31/00                                                   26690                       15353                       18162
6/30/00                                                   25679                       14822                       17612
9/30/00                                                   27838                       14931                       16682
12/31/00                                                  20300                       13586                       13133
3/31/01                                                   16491                       11935                       10441
6/30/01                                                   17547                       12756                       11394
9/30/01                                                   13941                       10764                        9113
12/31/01                                                  16059                       12030                       10556
3/31/02                                                   15558                       12146                       10288
6/30/02                                                   14650                       10556                        8388
9/30/02                                                   12035                        8738                        7088
12/31/02                                                  10579                        9438                        7597
3/31/03                                                    9994                        9151                        7502
6/30/03                                                   12620                       10638                        8621
9/30/03                                                   13385                       11002                        8998
12/31/03                                                  14972                       12370                        9950
3/31/04                                                   15020                       12646                       10063
6/30/04                                                   14471                       12814                       10243
9/30/04                                                   13958                       12571                        9701
12/31/04                                                  15474                       13848                       10638
3/31/05                                                   15617                       13543                       10179
6/30/05                                                   15127                       13846                       10438
12/31/05                                                  16966                       14695                       11189

                                TOP 20 PORTFOLIO

            TOTAL RETURNS FOR                       RUSSELL
              PERIODS ENDED                          3000     RUSSELL
            DECEMBER 31, 2005*             FUND     GROWTH     3000
  --------------------------------------  -------   -------   -------
  One Year                                  9.65%    5.17%      6.12%
  Annualized Five Year                    (3.52)%   (3.15)%     1.58%
  Annualized Since Inception**              7.56%    1.56%      5.44%
  Value of a $10,000 investment over
   Life of Fund**                         $16,966   $11,189   $14,695
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not
    predictive of future performance.
  **Inception September 30, 1998

[LINE GRAPH -- INTERNATIONAL GROWTH PORTFOLIO - CLASS A SHARES]

                                                  INTERNATIONAL GROWTH
                                                        PORTFOLIO                  EAFE INDEX               EAFE GROWTH INDEX
                                                  --------------------             ----------               -----------------
9/5/00                                                    10000                       10000                       10000
9/30/00                                                    9158                        9408                        9339
12/31/00                                                   7310                        9162                        8659
3/31/01                                                    6766                        7910                        7226
6/30/01                                                    6612                        7841                        7058
9/30/01                                                    5462                        6747                        5953
12/31/01                                                   5893                        7218                        6546
3/31/02                                                    6458                        7259                        6518
6/30/02                                                    6283                        7119                        6408
9/30/02                                                    5277                        5717                        5188
12/31/02                                                   5232                        6087                        5514
3/31/03                                                    4841                        5593                        5079
6/30/03                                                    5861                        6687                        5918
9/30/03                                                    6139                        7234                        6314
12/31/03                                                   7106                        8472                        7305
3/31/04                                                    7326                        8844                        7599
6/30/04                                                    7305                        8883                        7503
9/30/04                                                    7064                        8863                        7387
12/31/04                                                   8122                       10224                        8509
3/31/05                                                    7965                       10214                        8440
6/30/05                                                    8038                       10138                        8384
9/30/05                                                    8875                       11196                        9265
12/31/05                                                   9305                       11660                        9670

                         INTERNATIONAL GROWTH PORTFOLIO

            TOTAL RETURNS FOR                                  EAFE
              PERIODS ENDED                          EAFE     GROWTH
            DECEMBER 31, 2005*             FUND      INDEX     INDEX
  --------------------------------------  -------   -------   -------
  One Year                                 14.57%    14.02%    13.64%
  Annualized Five Year                      4.94%     4.94%     2.23%
  Annualized Since Inception**            (1.34)%     2.93%   (0.63)%
  Value of a $10,000 investment over
   Life of Fund**                          $9,305   $11,660    $9,670
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not
    predictive of future performance.
  **Inception September 5, 2000

      The Navellier Top 20 Portfolio rose by +9.65% compared to a more modest gain of +5.17% for the Russell 3000 Growth Index. From a sector perspective, electronic technology and health services sectors offered strong performance for the portfolio while finance and utilities did not meet with our performance expectations. We believe that there are many positive indicators pointing to higher stock prices in the months ahead, with growth stocks poised to lead the way. From an investment style perspective, we believe the best place to take advantage of what could be an impressive rally will be in growth stocks. Historically speaking, growth stocks are undervalued relative to value stocks. In fact, growth-to-price earnings ratios are at some of the lowest levels in 25 years. Should the market begin to refocus its attention to the attributes of growth stocks, the portfolio is well positioned to take advantage of a scenario where growth stocks are favored over value.

MARKET OUTLOOK

      We are incredibly bullish on the stocks in our portfolios. The average growth stock in our growth portfolios should be reporting 40% to 50% annual earnings growth compared to expectations of about 14% earnings growth for the S&P 500, which will be the 15th quarter in a row of double-digit earnings growth for the S&P 500. The U.S. economy has grown in excess of a 3% annual pace for eleven straight quarters.

      There are a variety of reasons for our optimism. First, we remain in an ideal economic environment with accelerating earnings growth. Second, the Fed is not anticipated to tighten key interest rates much beyond January 31. Third, now that the Fed is expected to stop raising rates soon, price/earnings ratios are finally expanding. Fourth, 2006 is a midterm election year, which essentially stacks the odds in favor of the U.S. economy remaining strong through November. Overall, it appears that we are now in what we like to call "economic nirvana," with strong earnings growth, and inflation under control. This is a perfect environment for growth stocks.

      As rosy as the stock market and the U.S. economy look, there are always contrarian points of view, like George Soros, with whom we have to disagree since his interest rate predictions run counter to the surprisingly bullish statements of multiple Fed officials. However, Mr. Soros did hit the nail on the head regarding the fact that the U.S. consumer is the key to continued economic growth, since consumer spending represents about 70% of the U.S. economy.

      Another development worth noting is the implementation of the new stock option expensing rules, which caused the fourth-quarter earnings estimates for the S&P 500 to be lowered by 4% to approximately 14%. The new stock option expensing rules are expected to have a disproportionate impact on Silicon Valley, where the fourth-quarter earnings estimates have been lowered by a whopping 18%! Fortunately, none of the Silicon Valley companies that are expected to be severely impacted by stock option reform are in our portfolios. Overall, we endorse stock option reform, because it makes company's earnings much more transparent. In fact, we would venture to say that had stock option reform been implemented back in 1999, the stock market bubble would not have gotten as out of hand, and the subsequent correction would have been much less severe.

      Some folks might think that our energy stocks are getting a bit risky, but we must argue the opposite. Not only are energy companies likely to report the strongest earnings of any industry group for the sixth straight quarter, but they also help to stabilize our portfolios when there is a crisis in the world.

      Overall, we are in the midst of what could be "economic nirvana" with strong U.S. economic growth, even stronger earnings growth, the lowest growth to P/E ratios in 25 years, and now with substantial money pouring in, growth stocks are being driven dramatically higher. Despite our optimism, we must advise you that anytime the stock market takes off, it typically becomes increasingly selective shortly thereafter. We are definitely seeing that now. Even so, we generally recommend that you have a reasonable portion of your portfolio allocated toward growth. The coming year could be a great opportunity for growth investors. Now is a great time to check with your financial advisor to ensure that your portfolio will meet your investment objectives.

Sincerely,


s/ Louis G. Navellier                          s/ James O'Leary
LOUIS G. NAVELLIER                             JAMES H. O'LEARY, CFA
Chief Investment Officer/CEO                   Portfolio Manager

s/ Michael Garaventa                           s/ Arjen Kuyper
MICHAEL GARAVENTA                              ARJEN KUYPER
Portfolio Manager                              President/COO

s/ PHILLIP MITTELDORF
PHILLIP MITTELDORF
Assistant Portfolio Manager

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005
TOP 20 PORTFOLIO

(BAR CHART)

Oil/Gas                                                                          10.7
Insurance                                                                         8.2
Financial Services                                                                7.8
Computers - Hardware                                                              7.4
Construction Materials                                                            6.3
Medical Information Systems                                                       5.6
Aerospace/Defense                                                                 5.6
Semiconductors                                                                    5.6
Health Care                                                                       5.6
Telecommunications Equipment & Services                                           5.5
Machinery & Equipment                                                               5
Electric Utilities                                                                4.8
Computer Storage Devices                                                          4.8
Personal Services                                                                 4.7
Apparel/Footwear Retail                                                           4.3
Consumer Products                                                                   4
Beverages                                                                         3.6
Short-Term Investments                                                            0.5

------------------------------------------------------
 Shares                                   Market Value
------------------------------------------------------
COMMON STOCKS -- 100.2%
AEROSPACE/DEFENSE -- 5.7%
   9,140  Precision Castparts Corp.       $    473,543
                                          ------------
APPAREL/FOOTWEAR RETAIL -- 4.3%
  14,175  Urban Outfitters, Inc.*              358,769
                                          ------------
BEVERAGES -- 3.6%
   3,805  Hansen Natural Corp.*                299,872
                                          ------------
COMPUTER STORAGE DEVICES -- 4.8%
   6,440  SanDisk Corp.*                       404,561
                                          ------------
COMPUTERS-HARDWARE -- 7.4%
   8,645  Apple Computer, Inc.*                621,489
                                          ------------
CONSTRUCTION MATERIALS -- 6.3%
   8,895  Cemex ADR                            527,740
                                          ------------
CONSUMER PRODUCTS -- 4.0%
  15,090  CNS, Inc.                            330,622
                                          ------------
ELECTRIC UTILITIES -- 4.9%
   8,100  TXU Corp.                            406,539
                                          ------------
FINANCIAL SERVICES -- 7.8%
   9,295  CompuCredit Corp.*                   357,671
   8,475  Nasdaq Stock Market, Inc.*           298,151
                                          ------------
                                               655,822
                                          ------------
HEALTH CARE -- 5.7%
   7,605  UnitedHealth Group, Inc.             472,575
                                          ------------
INSURANCE -- 8.2%
   3,935  Loews                                373,235
   4,340  Prudential Financial, Inc.           317,645
                                          ------------
                                               690,880
                                          ------------
MACHINERY & EQUIPMENT -- 5.1%
  19,190  Columbus McKinnon Corp.*             421,796
                                          ------------

------------------------------------------------------
 Shares                                   Market Value
------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 5.7%
   6,175  Quality Systems, Inc.           $    473,993
                                          ------------
OIL/GAS -- 10.7%
   7,870  Helmerich & Payne                    487,232
  11,425  Southwestern Energy Company*         410,615
                                          ------------
                                               897,847
                                          ------------
PERSONAL SERVICES -- 4.8%
  11,020  Nutri/System, Inc.*                  396,940
                                          ------------
SEMICONDUCTORS -- 5.7%
  12,950  NVIDIA Corp.*                        473,452
                                          ------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 5.5%
  11,395  Telus Corp.                          458,763
                                          ------------
TOTAL COMMON STOCKS
  (COST $6,813,809)                          8,365,203
                                          ------------
MONEY MARKET FUNDS -- 0.5%
  38,975  FBR Fund for
            Government Investors
            (Cost $38,975)                      38,975
                                          ------------
TOTAL INVESTMENTS -- 100.7%
  (COST $6,852,784)                          8,404,178
Liabilities in Excess of Other
  Assets -- (0.7%)                             (59,628)
                                          ------------
NET ASSETS -- 100.0%                      $  8,344,550
                                          ============

------------------------------

* Non-income producing.

ADR -- American Depositary Receipts

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005
INTERNATIONAL GROWTH PORTFOLIO

(SECTOR WEIGHTINGS BAR CHART)

Banking                                                                          11.9
Telecommunications Equipment & Services                                          10.5
Industrial                                                                       10.3
Computer Equipment, Software & Services                                           9.4
Semiconductors                                                                    8.7
Pharmaceuticals                                                                   8.4
Electronics                                                                       6.3
Insurance                                                                         6.1
Oil/Gas                                                                           5.5
Biotechnology & Drugs                                                               3
Financial Services                                                                2.8
Tools & Hardware                                                                  2.7
Building & Construction                                                           2.3
Automobiles                                                                       2.2
Tobacco                                                                           1.9
Chemicals - Diversified                                                           1.9
Business Services                                                                 1.8
Medical Equipment & Supplies                                                      1.7
Beverages                                                                         1.3
Short-Term Investments                                                            1.3

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
COMMON STOCKS -- 98.8%
AUTOMOBILES -- 2.2%
       610  HONDA MOTOR CO., LTD (Japan)   $     17,672
                                           ------------
BANKING -- 11.9%
       667  ABN AMRO Holding NV ADR
              (Netherlands)                      17,435
       350  Credit Suisse Group ADR
              (Switzerland)                      17,832
       220  HSBC Holdings plc ADR (United
              Kingdom)                           17,703
       170  Kookmin Bank ADR (South
              Korea)                             12,701
       160  UBS AG (Switzerland)                 15,224
       160  Westpac Banking Corp. ADR
              (Australia)                        13,373
                                           ------------
                                                 94,268
                                           ------------
BEVERAGES -- 1.3%
       280  Cadbury Schweppes plc ADR
              (Britain)                          10,721
                                           ------------
BIOTECHNOLOGY & DRUGS -- 3.0%
       425  Novo-Nordisk ADR (Denmark)           23,945
                                           ------------
BUILDING & CONSTRUCTION -- 2.3%
       735  Chicago Bridge & Iron Co. NV
              ADR (Netherlands)                  18,529
                                           ------------
BUSINESS SERVICES -- 1.8%
       510  Accenture, Ltd. (Bermuda)            14,724
                                           ------------
CHEMICALS-DIVERSIFIED -- 1.9%
       325  Akzo Nobel N.V. ADR
              (Netherlands)                      14,976
                                           ------------
COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 9.4%
       430  Business Objects ADR
              (France)*                          17,376
       475  Logitech International S.A.
              ADR (Switzerland)*                 22,216
       435  NDS Group plc ADR (United
              Kingdom)*                          17,900
       400  SAP AG ADR (Germany)                 18,028
                                           ------------
                                                 75,520
                                           ------------

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
ELECTRONICS -- 6.3%
       315  Canon, Inc. ADR (Japan)        $     18,531
       170  Hitachi, Ltd. ADR (Japan)            11,458
     1,040  Matsushita Electric
              Industrial Co., Ltd. ADR
              (Japan)                            20,156
                                           ------------
                                                 50,145
                                           ------------
FINANCIAL SERVICES -- 2.8%
       335  Lazard, Ltd. (Bermuda)               10,687
       620  Nomura Holdings, Inc. (Japan)        11,916
                                           ------------
                                                 22,603
                                           ------------
INDUSTRIAL -- 10.3%
       330  BHP Billiton Ltd. ADR
              (Australia)                        11,029
       360  BOC Group plc ADR (Britain)          14,850
       515  E. ON AG ADR (Germany)               17,778
       595  KUBOTA CORP. ADR (Japan)             25,287
       360  Scottish Power ADR (Britain)         13,457
                                           ------------
                                                 82,401
                                           ------------
INSURANCE -- 6.1%
       969  Aegon N.V. (Netherlands)             15,814
       485  Axa ADR (France)                     15,680
       490  ING Groep NV ADR
              (Netherlands)                      17,062
                                           ------------
                                                 48,556
                                           ------------
MEDICAL EQUIPMENT & SUPPLIES -- 1.7%
       530  Luxottica Group ADR (Italy)          13,414
                                           ------------
OIL/GAS -- 5.5%
       265  BP Amoco plc ADR (Britain)           17,019
       255  EnCana Corp. (Canada)                11,516
       190  PetroChina Co. Ltd. ADR
              (China)                            15,572
                                           ------------
                                                 44,107
                                           ------------
PHARMACEUTICALS -- 8.5%
        90  Alcon, Inc. (Switzerland)            11,664
       370  GlaxoSmithKline plc ADR
              (Britain)                          18,678
       285  Roche Holding ADR
              (Switzerland)                      21,403
       370  Teva Pharmaceutical
              Industries Ltd. (Israel)           15,914
                                           ------------
                                                 67,659
                                           ------------

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (continued)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
SEMICONDUCTORS -- 8.7%
       500  ADVANTEST CORP -- ADR (Japan)  $     12,690
     2,140  ARM Holdings plc ADR (United
              Kingdom)                           13,289
       565  ATI Technologies, Inc.
              (Canada)*                           9,599
       335  Marvell Technology Group Ltd.
              (Bermuda)*                         18,791
     1,573  Taiwan Semiconductor
              Manufacturing Company Ltd.
              ADR (Taiwan)                       15,588
                                           ------------
                                                 69,957
                                           ------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 10.5%
     1,420  Alcatel ADR (France)*                17,608
       690  America Movil ADR (Mexico)           20,189
       500  China Mobile Ltd. (Hong Kong)        12,020
       445  Nippon Telegraph and
              Telephone Corp. ADR (Japan)        10,150
       710  Nokia Oyj ADR (Finland)              12,993
       525  Vodafone Group plc ADR
              (United Kingdom)                   11,272
                                           ------------
                                                 84,232
                                           ------------
TOBACCO -- 1.9%
       345  British American Tobacco ADR
              (Britain)                          15,539
                                           ------------
TOOLS & HARDWARE -- 2.7%
       905  Makita Corp. ADR (Japan)             21,883
                                           ------------
TOTAL COMMON STOCKS
  (COST $595,859)                               790,851
                                           ------------


-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
MONEY MARKET FUNDS -- 1.3%
    10,046  FBR Fund for
              Government Investors
              (Cost $10,046)               $     10,046
                                           ------------
TOTAL INVESTMENTS -- 100.1%
  (COST $605,905)                               800,897
Liabilities in Excess of Other
  Assets -- (0.1%)                                 (965)
                                           ------------
NET ASSETS -- 100.0%                       $    799,932
                                           ============

------------------------------

* Non-income producing.

ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

                                                                               INTERNATIONAL
                                                                  TOP 20          GROWTH
                                                                PORTFOLIO        PORTFOLIO
 ASSETS
   Securities at Cost........................................  $  6,852,784      $605,905
                                                               ------------      --------
   Securities at Value (Note 1)..............................  $  8,404,178      $800,897
   Investment Income Receivable (Note 1).....................         6,362         1,041
   Receivable for Shares Sold................................            --           946
   Other Assets..............................................         4,491         8,956
                                                               ------------      --------
     Total Assets............................................     8,415,031       811,840
                                                               ------------      --------
 LIABILITIES
 Dividends/Income payable....................................            --           388
   Payable for Shares Redeemed...............................        56,605         1,686
   Investment Advisory Fee Payable (Note 2)..................         7,322           685
   Distribution Fees Payable (Note 3)........................           232            22
   Trustee Fee Payable.......................................         4,500         4,500
     Other Liabilities.......................................         1,822         4,627
                                                               ------------      --------
       Total Liabilities.....................................        70,481        11,908
                                                               ------------      --------
 NET ASSETS..................................................  $  8,344,550      $799,932
                                                               ============      ========
 NET ASSETS CONSIST OF:
 Paid-in Capital, Class A....................................  $ 19,696,478      $610,397
 Accumulated Net Realized Loss on Investments................   (12,903,322)       (5,457)
 Net Unrealized Appreciation of Investments..................     1,551,394       194,992
                                                               ------------      --------
 NET ASSETS..................................................  $  8,344,550      $799,932
                                                               ============      ========
 PRICING OF CLASS A SHARES
 Net assets attributable to Class A shares...................  $  8,344,550      $799,932
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value).....       587,350        92,826
 Net asset value, offering price and redemption price per
   share.....................................................  $      14.21      $   8.62

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2005

                                                                             INTERNATIONAL
                                                                 TOP 20         GROWTH
                                                               PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................  $    3,088      $     613
   Dividends(A) (Note 1).....................................      61,204         15,264
                                                               ----------      ---------
     Total Investment Income.................................      64,292         15,877
                                                               ----------      ---------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................      92,316          7,565
   Accounting and Pricing Fees...............................      82,455         83,455
   Distribution Plan Fees (Note 3)
     Class A Shares..........................................      20,578          1,739
     Class B Shares*.........................................       6,230            576
     Class C Shares*.........................................       3,537             19
   Transfer Agent fees
     Class A Shares..........................................      25,258          1,045
     Class B Shares*.........................................       2,148             46
     Class C Shares*.........................................       1,688             30
   Printing Expense..........................................      51,327          9,833
   Trustees' Fees............................................      18,000         18,000
   Custodian Fees............................................      10,867          5,943
   Legal Expense.............................................      12,880         11,817
   Registration Fees
     Class A Shares..........................................      15,446         13,925
     Class B Shares*.........................................       8,164          7,486
     Class C Shares*.........................................       7,132          7,472
   Audit Fees................................................      22,500         22,500
   Compliance Fees and Expenses..............................       3,750          3,750
   Pricing Expense...........................................         725          1,837
   Other Expenses............................................      13,315         10,938
                                                               ----------      ---------
     Total Expenses..........................................     398,316        207,976
     Less Expenses Reimbursed by Investment Adviser (Note
      2).....................................................    (252,762)      (196,198)
                                                               ----------      ---------
       Net Expenses..........................................     145,554         11,778
                                                               ----------      ---------
 NET INVESTMENT INCOME (LOSS)................................     (81,262)         4,099
                                                               ----------      ---------
 Net Realized Gain on Investments............................   1,757,332         87,275
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................    (925,958)         3,412
                                                               ----------      ---------
 NET GAIN ON INVESTMENTS.....................................     831,374         90,687
                                                               ----------      ---------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  750,112      $  94,786
                                                               ==========      =========
 ------------------------------------------------------------
 (A) Net of foreign tax withholding of:......................  $      653      $   2,001

 * Represents the period from January 1, 2005 through April 24, 2005 (see Note
   10).

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 TOP 20              INTERNATIONAL GROWTH
                                                                PORTFOLIO                 PORTFOLIO
                                                           FOR THE YEARS ENDED       FOR THE YEARS ENDED
                                                              DECEMBER 31,               DECEMBER 31,
                                                        -------------------------   ----------------------
                                                           2005          2004          2005        2004
                                                        -----------   -----------   ----------   ---------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss).......................  $   (81,262)  $   (79,077)  $    4,099   $    (609)
   Net Realized Gain on Investment Transactions.......    1,757,332       799,955       87,275     125,455
   Change in Net Unrealized Appreciation/ Depreciation
     of Investments...................................     (925,958)     (672,369)       3,412     (32,282)
                                                        -----------   -----------   ----------   ---------
     Net Increase in Net Assets Resulting from
       Operations.....................................      750,112        48,509       94,786      92,564
                                                        -----------   -----------   ----------   ---------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income:
       Class A Shares.................................           --            --       (4,099)         --
   From Net Realized Gains:
       Class A Shares.................................           --            --      (20,419)         --
                                                        -----------   -----------   ----------   ---------
   Decrease in Net Assets Resulting from Distributions
     to Shareholders..................................           --            --      (24,518)         --
                                                        -----------   -----------   ----------   ---------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares.................................    9,619,137       228,342      887,460     268,281
       Class B Shares*................................           --            --           --       2,408
   Reinvestment of Distributions:
       Class A Shares.................................           --            --       22,138          --
   Cost of Shares Redeemed:
       Class A Shares.................................   (3,555,379)   (3,517,825)    (796,044)   (368,133)
       Class B Shares*................................   (5,600,096)     (888,679)    (184,396)         --
       Class C Shares*................................   (3,478,044)     (488,635)      (6,154)         --
                                                        -----------   -----------   ----------   ---------
     Net Decrease in Net Assets Resulting from Share
       Transactions...................................   (3,014,382)   (4,666,797)     (76,996)    (97,444)
                                                        -----------   -----------   ----------   ---------
     TOTAL DECREASE IN NET ASSETS.....................   (2,264,270)   (4,618,288)      (6,728)     (4,880)
 NET ASSETS -- Beginning of Year......................   10,608,820    15,227,108      806,660     811,540
                                                        -----------   -----------   ----------   ---------
 NET ASSETS -- End of Year............................  $ 8,344,550   $10,608,820   $  799,932   $ 806,660
                                                        ===========   ===========   ==========   =========
 ACCUMULATED NET INVESTMENT INCOME (LOSS).............  $        --   $        --   $       --   $      --
                                                        ===========   ===========   ==========   =========
 SHARES
   Sold:
       Class A Shares.................................      307,709        18,691      103,385      37,722
       Class B Shares*................................           --            --           --         352
       Class C Shares*................................           --            --           --          --
   Issued in Reinvestment of Distributions:
       Class A Shares.................................           --            --        2,546          --
   Redeemed:
       Class A Shares.................................     (267,698)     (296,725)     (91,657)    (53,315)
       Class B Shares*................................     (179,082)      (78,101)     (24,818)         --
       Class C Shares*................................     (103,991)      (41,406)        (827)         --
                                                        -----------   -----------   ----------   ---------
     Net Decrease in Shares...........................     (243,062)     (397,541)     (11,371)    (15,241)
                                                        ===========   ===========   ==========   =========

 * Represents the period from January 1, 2005 through April 24, 2005 (see Note
   10).

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          TOP 20
                                                                         PORTFOLIO
                                                                          CLASS A
                                                       ---------------------------------------------
                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------
                                                        2005     2004     2003      2002      2001
                                                       ------   ------   -------   -------   -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year..............  $12.96   $12.54     $8.86    $13.45    $17.10
                                                       ------   ------   -------   -------   -------
   Income (Loss) from Investment Operations:
     Net Investment Loss.............................   (0.14)   (0.06)    (0.08)    (0.05)    (0.17)
     Net Realized and Unrealized Gain (Loss) on
       Investments...................................    1.39     0.48      3.76     (4.54)    (3.40)
                                                       ------   ------   -------   -------   -------
   Total from Investment Operations..................    1.25     0.42      3.68     (4.59)    (3.57)
                                                       ------   ------   -------   -------   -------
 Distributions to Shareholders:
   From Net Realized Gain............................      --       --        --        --     (0.08)
                                                       ------   ------   -------   -------   -------
   Paid-in Capital from Redemption Fees..............  0.00(A)      --        --        --        --
                                                       ------   ------   -------   -------   -------
   Net Increase (Decrease) in Net Asset Value........    1.25     0.42      3.68     (4.59)    (3.65)
                                                       ------   ------   -------   -------   -------
   Net Asset Value -- End of Year....................  $14.21   $12.96    $12.54     $8.86    $13.45
                                                       ======   ======   =======   =======   =======
 TOTAL INVESTMENT RETURN*............................    9.65%    3.35%    41.53%   (34.13)%  (20.89)%

 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2).............    1.50%    1.50%     1.50%     1.50%     1.50%
   Expenses Before Reimbursement (Note 2)............    4.09%    3.47%     2.96%     2.27%     2.15%
   Net Investment Loss After Reimbursement (Note 2)..   (0.83)%  (0.40)%   (0.63)%   (0.39)%   (1.10)%
   Net Investment Loss Before Reimbursement (Note
     2)..............................................   (3.42)%  (2.37)%   (2.09)%   (1.16)%   (1.75)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...........................     146%     118%      215%      207%      185%
   Net Assets at End of Year (in thousands)..........  $8,345   $7,095   $10,354   $10,513   $20,784
   Number of Shares Outstanding at End of Year (in
     thousands)......................................     587      547       825     1,187     1,545
 ----------------------------------------------------

 (A) Less than $0.01
 * Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   TOP 20
                                                                  PORTFOLIO
                                                                   CLASS B
                                      -----------------------------------------------------------------
                                        FOR THE
                                      PERIOD ENDED                                           FOR THE
                                       APRIL 24,      FOR THE YEARS ENDED DECEMBER 31,     PERIOD ENDED
                                         2005*       -----------------------------------   DECEMBER 31,
                                      (UNAUDITED)     2004     2003     2002      2001        2000**
                                      ------------   ------   ------   -------   -------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period.........................     $12.41      $12.10    $8.61    $13.17    $16.94      $27.85
                                         ------      ------   ------   -------   -------     -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss............      (0.03)      (0.16)   (0.15)    (0.13)    (0.23)      (0.13)
     Net Realized and Unrealized
       Gain (Loss) on Investments...      (0.71)       0.47     3.64     (4.43)    (3.46)      (8.56)
                                         ------      ------   ------   -------   -------     -------
   Total from Investment
     Operations.....................      (0.74)       0.31     3.49     (4.56)    (3.69)      (8.69)
                                         ------      ------   ------   -------   -------     -------
 Distributions to Shareholders:
   From Net Realized Gain...........         --          --       --        --     (0.08)      (2.22)
                                         ------      ------   ------   -------   -------     -------
   Net Increase (Decrease) in Net
     Asset Value....................      (0.74)       0.31     3.49     (4.56)    (3.77)     (10.91)
                                         ------      ------   ------   -------   -------     -------
   Net Asset Value -- End of
     Period.........................     $11.67      $12.41   $12.10     $8.61    $13.17      $16.94
                                         ======      ======   ======   =======   =======     =======
 TOTAL INVESTMENT RETURN***.........      (5.96)%(A)   2.56%   40.53%   (34.62)%  (21.75)%    (31.41)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement
     (Note 2).......................       2.25%(B)    2.25%    2.25%     2.25%     2.25%       2.25%(B)
   Expenses Before Reimbursement
     (Note 2).......................       5.93%(B)    4.37%    3.71%     3.02%     2.90%       2.74%(B)
   Net Investment Loss After
     Reimbursement (Note 2).........      (1.31)%(B)  (1.15)%  (1.37)%   (1.11)%   (1.84)%     (1.84)%(B)
   Net Investment Loss Before
     Reimbursement (Note 2).........      (4.98)%(B)  (3.27)%  (2.83)%   (1.88)%   (2.49)%     (2.33)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........        161%(B)     118%     215%      207%      185%        118%
   Net Assets at End of Period
     (in thousands).................     $1,863      $2,222   $3,111    $2,795    $4,823      $4,922
   Number of Shares Outstanding at
     End of Period (in thousands)...        160         179      257       325       366         290
 -----------------------------------

   (A) Total returns for periods of less than one year are not annualized.
   (B) Annualized.

   * On April 24, 2005, Class B shares were consolidated into Class A shares (see Note 10)
  ** From Commencement of Operations March 28, 2000.
 *** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   TOP 20
                                                                  PORTFOLIO
                                                                   CLASS C
                                      -----------------------------------------------------------------
                                        FOR THE
                                      PERIOD ENDED                                           FOR THE
                                       APRIL 24,      FOR THE YEARS ENDED DECEMBER 31,     PERIOD ENDED
                                         2005*       -----------------------------------   DECEMBER 31,
                                      (UNAUDITED)     2004     2003     2002      2001        2000**
                                      ------------   ------   ------   -------   -------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period.........................     $12.42      $12.12    $8.62    $13.19    $16.95      $21.54
                                         ------      ------   ------   -------   -------     -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss............      (0.10)      (0.16)   (0.16)    (0.13)    (0.25)      (0.11)
     Net Realized and Unrealized
       Gain (Loss) on Investments...      (0.64)       0.46     3.66     (4.44)    (3.43)      (2.26)
                                         ------      ------   ------   -------   -------     -------
   Total from Investment
     Operations.....................      (0.74)       0.30     3.50     (4.57)    (3.68)      (2.37)
                                         ------      ------   ------   -------   -------     -------
 Distributions to Shareholders:
   From Net Realized Gain...........         --          --       --        --     (0.08)      (2.22)
                                         ------      ------   ------   -------   -------     -------
   Net Increase (Decrease) in Net
     Asset Value....................      (0.74)       0.30     3.50     (4.57)    (3.76)      (4.59)
                                         ------      ------   ------   -------   -------     -------
   Net Asset Value -- End of
     Period.........................     $11.68      $12.42   $12.12     $8.62    $13.19      $16.95
                                         ======      ======   ======   =======   =======     =======
 TOTAL INVESTMENT RETURN***.........      (5.96)%(A)   2.48%   40.60%   (34.65)%  (21.68)%    (11.27)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement
     (Note 2).......................       2.25%(B)    2.25%    2.25%     2.25%     2.25%       2.25%(B)
   Expenses Before Reimbursement
     (Note 2).......................       6.76%(B)    4.77%    3.71%     3.02%     2.90%       2.74%(B)
   Net Investment Loss After
     Reimbursement (Note 2).........      (1.31)%(B)  (1.16)%  (1.38)%   (1.11)%   (1.84)%     (1.83)%(B)
   Net Investment Loss Before
     Reimbursement (Note 2).........      (5.82)%(B)  (3.68)%  (2.84)%   (1.88)%   (2.49)%     (2.31)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........        161%(B)     118%     215%      207%      185%        118%
   Net Assets at End of Period
     (in thousands).................     $1,018      $1,292   $1,762    $1,765    $3,032      $3,030
   Number of Shares Outstanding at
     End of Period (in thousands)...         87         104      145       205       230         179
 -----------------------------------

   (A) Total returns for periods of less than one year are not annualized.
   (B) Annualized.

   * On April 24, 2005, Class C shares were consolidated into Class A shares (see Note 10)
  ** From Commencement of Operations April 28, 2000.
 *** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INTERNATIONAL GROWTH
                                                                       PORTFOLIO
                                                                        CLASS A
                                                    ------------------------------------------------
                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                    ------------------------------------------------
                                                     2005       2004       2003      2002      2001
                                                    -------    -------    ------    ------    ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year...........    $7.76      $6.79     $5.08     $5.74     $7.12
                                                    -------    -------    ------    ------    ------
   Income (Loss) from Investment Operations:
     Net Investment Income........................     0.04       0.01      0.10      0.02        --
     Net Realized and Unrealized Gain (Loss) on
       Investments................................     1.09       0.96      1.71     (0.66)    (1.38)
                                                    -------    -------    ------    ------    ------
   Total from Investment Operations...............     1.13       0.97      1.81     (0.64)    (1.38)
                                                    -------    -------    ------    ------    ------
 Distributions to Shareholders:
   From Net Investment Income.....................    (0.04)        --     (0.10)    (0.02)       --
   From Net Realized Gain.........................    (0.23)        --        --        --        --
                                                    -------    -------    ------    ------    ------
   Total Distributions............................    (0.27)        --     (0.10)    (0.02)       --
                                                    -------    -------    ------    ------    ------
   Paid-in Capital from Redemption Fees...........  0.00(A)         --        --        --        --
                                                    -------    -------    ------    ------    ------
   Net Increase (Decrease) in Net Asset Value.....     0.86       0.97      1.71     (0.66)    (1.38)
                                                    -------    -------    ------    ------    ------
   Net Asset Value -- End of Year.................    $8.62      $7.76     $6.79     $5.08     $5.74
                                                    =======    =======    ======    ======    ======
 TOTAL INVESTMENT RETURN*.........................    14.57%     14.29%    35.82%   (11.22)%  (19.38)%

 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)..........     1.50%      1.50%     1.50%     1.49%     1.49%
   Expenses Before Reimbursement (Note 2).........    25.80%     23.37%    11.33%    10.80%    22.97%
   Net Investment Loss After Reimbursement (Note
     2)...........................................     0.64%      0.10%    (0.02)%    0.36%    (0.03)%
   Net Investment Loss Before Reimbursement (Note
     2)...........................................   (23.66)%   (21.77)%   (9.85)%   (8.95)%  (21.45)%

 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate........................       75%        86%      161%       85%      241%
   Net Assets at End of Year (in thousands).......     $800       $609      $640    $1,111      $805
   Number of Shares Outstanding at End of Year (in
     thousands)...................................       93         79        94       219       140
 -------------------------------------------------

 (A) Less than $0.01

 * Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              INTERNATIONAL GROWTH
                                                                    PORTFOLIO
                                                                     CLASS B
                                      ---------------------------------------------------------------------
                                          FOR THE                                                FOR THE
                                       PERIOD ENDED       FOR THE YEARS ENDED DECEMBER 31,     PERIOD ENDED
                                      APRIL 24, 2005*   ------------------------------------   DECEMBER 31,
                                        (UNAUDITED)      2004     2003      2002      2001        2000**
                                      ---------------   ------   -------   -------   -------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period.........................        $7.70        $6.80     $5.04     $5.70     $7.12        $8.31
                                          -------       ------   -------   -------   -------     --------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss............           --(c)     (0.05)       --(c)   (0.01)   (0.04)       (0.01)
     Net Realized and Unrealized
       Gain (Loss) on Investments...        (0.27)        0.95      1.76     (0.65)    (1.38)       (1.18)
                                          -------       ------   -------   -------   -------     --------
   Total from Investment
     Operations.....................        (0.27)        0.90      1.76     (0.66)    (1.42)       (1.19)
                                          -------       ------   -------   -------   -------     --------
   Net Increase (Decrease) in Net
     Asset Value....................        (0.27)        0.90      1.76     (0.66)    (1.42)       (1.19)
                                          -------       ------   -------   -------   -------     --------
   Net Asset Value -- End of
     Period.........................        $7.43        $7.70     $6.80     $5.04     $5.70        $7.12
                                          =======       ======   =======   =======   =======     ========
 TOTAL INVESTMENT RETURN***.........        (3.51)%(A)   13.24%    34.92%   (11.58)%  (19.94)%     (14.32)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement
     (Note 2).......................         2.25%(B)     2.25%     2.25%     2.21%     2.25%        2.24%(B)
   Expenses Before Reimbursement
     (Note 2).......................        35.27%(B)    26.87%    12.08%    11.52%    23.73%      121.39%(B)
   Net Investment Income (Loss)
     After Reimbursement (Note 2)...        (0.62)%(B)   (0.69)%    0.02%     0.74%    (0.65)%      (0.83)%(B)
   Net Investment Loss Before
     Reimbursement (Note 2).........       (33.64)%(B)  (25.31)%   (9.81)%  (10.04)%  (22.13)%    (119.99)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........           74%(B)       86%      161%       85%      241%          42%
   Net Assets at End of Period (in
     thousands).....................         $184         $191      $166      $135       $18          $17
   Number of Shares Outstanding at
     End of Period (in thousands)...           25           25        24        27         3            2
 -----------------------------------

   (A) Total returns for periods of less than one year are not annualized.
   (B) Annualized.

   * On April 24, 2005, Class B shares were consolidated into Class A shares (see Note 10)
  ** From Commencement of Operations November 2, 2000.
 *** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             INTERNATIONAL GROWTH
                                                                  PORTFOLIO
                                                                   CLASS C
                                      ------------------------------------------------------------------
                                        FOR THE
                                      PERIOD ENDED                                            FOR THE
                                       APRIL 24,       FOR THE YEARS ENDED DECEMBER 31,     PERIOD ENDED
                                         2005*        ----------------------------------    DECEMBER 31,
                                      (UNAUDITED)       2004         2003         2002         2001**
                                      ------------    ---------     -------     --------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period.........................       $7.70         $6.81       $5.03        $5.71         $7.12
                                        --------      --------      ------      -------       -------
   Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss)...       (0.42)        (0.05)       0.01           --         (0.01)
     Net Realized and Unrealized
       Gain (Loss) on Investments...        0.16          0.94        1.77        (0.68)        (1.40)
                                        --------      --------      ------      -------       -------
   Total from Investment
     Operations.....................       (0.26)         0.89        1.78        (0.68)        (1.41)
                                        --------      --------      ------      -------       -------
 Distributions to Shareholders:
   From Net Realized Gain...........          --            --          --           --          0.00
                                        --------      --------      ------      -------       -------
   Net Increase (Decrease) in Net
     Asset Value....................       (0.26)         0.89        1.78        (0.68)        (1.41)
                                        --------      --------      ------      -------       -------
   Net Asset Value -- End of
     Period.........................       $7.44         $7.70       $6.81        $5.03         $5.71
                                        ========      ========      ======      =======       =======
 TOTAL INVESTMENT RETURN***.........       (3.38)%(A)    13.07%      35.39%      (11.91)%      (19.80)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement
     (Note 2).......................        2.25%(B)      2.29%       2.25%        2.25%         2.21%(B)
   Expenses Before Reimbursement
     (Note 2).......................      405.99%(B)    117.75%      12.08%       11.56%        23.69%(B)
   Net Investment Loss After
     Reimbursement (Note 2).........       (0.64)%(B)    (0.74)%      0.03%       (0.10)%       (0.74)%(B)
   Net Investment Loss Before
     Reimbursement (Note 2).........     (404.38)%(B)  (116.20)%     (9.80)%      (9.41)%      (22.22)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........          74%(B)        86%        161%          85%          241%
   Net Assets at End of Period
     (in thousands).................          $6            $6          $6          $37           $31
   Number of Shares Outstanding at
     End of Period (in thousands)...           1             1           1            7             5
 -----------------------------------

   (A) Total returns for periods of less than one year are not annualized.
   (B) Annualized.

   * On April 24, 2005, Class C shares were consolidated into Class A shares (see Note 10).
  ** From Commencement of Operations January 12, 2001.
 *** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

1. Significant Accounting Policies

     The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interest. The Fund currently consists of two Portfolios: the Top 20 Portfolio and the International Growth Portfolio, each a non-diversified open-end management investment company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers Class A shares which have been offered since September 30, 1998. On April 24, 2005, Class B and Class C were consolidated into Class A shares. Class A shares are purchased at net asset value per share. Prior to April 24, 2005 Class A shares were purchased at the public offering price which included a maximum sales charge of up to 4.95% (equal to 5.2% of the net asset value) depending on the size of the purchase. Income and expenses of the Fund were allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 3). Effective May 2, 2005, the Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund. The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes, which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier & Associates, Inc., which employs the same investment advisory personnel, analysts and staff which it provided to Navellier Management Inc., the predecessor investment advisor (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio. In arriving at, and approving, this advisory fee, the Trustees considered among other factors the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor's willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% of average annual net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio and the International Growth Portfolio totaling $247,461 and $202,179, respectively, for the year ended December 31, 2005.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

3. Distribution Plan

     Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of Class A, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

     The Distributor collected the following underwriting and Broker Commissions on the sale of Class A shares and contingent deferred sales charges on the redemption of Class B and Class C shares during the year ended December 31, 2005:

                                                         CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
                                                         --------------    --------------    --------------
           Top 20 Portfolio............................     $23,370            $3,181               --
           International Growth Portfolio..............     $ 2,363                --               --

4. Securities Transactions

     For the year ended December 31, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                             INTERNATIONAL
                                                                TOP 20          GROWTH
                                                               PORTFOLIO       PORTFOLIO
                                                              -----------    -------------
           Purchases........................................  $13,380,129      $548,935
                                                              ===========      ========
           Sales............................................  $16,210,464      $611,588
                                                              ===========      ========

5. Federal Income Taxes

     The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

     The tax character of distributions paid for the years ended December 31, 2005 and 2004 was as follows:

                                                              2005                         2004
                                                    -------------------------    -------------------------
                                                    ORDINARY      LONG-TERM      ORDINARY      LONG-TERM
                                                     INCOME     CAPITAL GAINS     INCOME     CAPITAL GAINS
                                                    --------    -------------    --------    -------------
Top 20 Portfolio..................................   $   --        $    --        $  --          $  --
International Growth Portfolio....................   $4,099        $20,419        $  --          $  --

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     The following information is computed on a tax basis for each item as of December 31, 2005:

                                                                    INTERNATIONAL
                                                        TOP 20         GROWTH
                                                      PORTFOLIO       PORTFOLIO
                                                     ------------   -------------
Gross Unrealized Appreciation......................  $  1,663,459     $197,181
Gross Unrealized Depreciation......................      (112,065)      (7,646)
                                                     ------------     --------
Net Unrealized Appreciation........................     1,551,394      189,535
Capital Loss Carryforward..........................   (12,851,084)          --
Post-October Losses................................       (52,238)          --
                                                     ------------     --------
Total Accumulated Earnings (Deficit)...............  $(11,351,928)    $189,535
                                                     ============     ========
Cost of Investments for Federal Income Tax
  Purposes.........................................  $  6,852,784     $611,362
                                                     ============     ========

     The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

     As of December 31, 2005, the Portfolios reclassified net investment losses on the Statements of Assets and Liabilities as follows:

                                 UNDISTRIBUTED
                                 NET INVESTMENT    CAPITAL    PAID-IN
                                      LOSS          GAINS     CAPITAL
                                 --------------    -------    --------
Top 20 Portfolio..............      $81,262        $   --     $(81,262)
International Growth
  Portfolio...................      $    --        $2,639     $ (2,639)

     Such reclassifications have no effect on the Funds' net assets or net asset value per share.

     As of December 31, 2005, the Fund had the following capital loss carryforwards for federal income tax purposes:

                                                                TOP 20
EXPIRES DECEMBER 31,                                           PORTFOLIO
--------------------                                          -----------
         2009...............................................  $ 8,960,086
         2010...............................................    3,626,476
         2011...............................................      264,522
                                                              -----------
                                                              $12,851,084
                                                              ===========

     During the year ended December 31, 2005, the Top 20 Portfolio and International Growth Portfolio utilized $1,809,570 and $63,188, respectively, of capital losses.

     The remaining capital loss carryforwards and Post-October losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

6. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company, which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At December 31, 2005, the Funds had no outstanding borrowings.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

7. Commitments and Contingencies

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Proxy Voting Guidelines (unaudited)

     Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

9. Quarterly Portfolio Disclosure (unaudited)

     The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10. Class B and Class C Share Consolidation (unaudited)

     On April 24, 2005, the Fund consolidated Class B shares and Class C shares into Class A shares of each Portfolio. Each share of Class B and Class C was exchanged for Class A share at a net asset value of $12.22 per share of the Top 20 Fund and $7.50 per share of the International Fund. This consolidation qualified as a tax-free exchange.

11. Dividends Received Deduction (unaudited)

     For corporate shareholders of the International Growth Portfolio, 100% of the total ordinary income paid during the current fiscal year ended December 31, 2005, qualifies for the corporate dividends received deduction.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

ACTUAL EXPENSES

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2005" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                            EXPENSES PAID
                              NET EXPENSE    TOTAL RETURN                                    DURING THE
                                 RATIO        SIX MONTHS                       ENDING        SIX MONTHS
                               ANNUALIZED       ENDED         BEGINNING     ACCOUNT VALUE       ENDED
                              DECEMBER 31,   DECEMBER 31,   ACCOUNT VALUE   DECEMBER 31,    DECEMBER 31,
                                  2005           2005       JULY 1, 2005        2005            2005*
                              ------------   ------------   -------------   -------------   -------------
TOP 20 PORTFOLIO
  Class A Actual............      1.50%         12.15%        $1,000.00       $1,121.50         $8.02
  Class A Hypothetical......      1.50%          2.52%        $1,000.00       $1,017.64         $7.63
INTERNATIONAL GROWTH
  PORTFOLIO
  Class A Actual............      1.50%         15.77%        $1,000.00       $1,157.70         $8.16
  Class A Hypothetical......      1.50%          2.52%        $1,000.00       $1,017.64         $7.63
----------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER MILLENNIUM FUNDS
RENO, NEVADA

      We have audited the accompanying statement of assets and liabilities of Navellier Millennium Top 20 Portfolio and Navellier Millennium International Growth Portfolio, each a series of shares of The Navellier Millennium Funds, including the portfolios of investments, as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Oversight Board (U.S.). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Millennium Top 20 Portfolio and Navellier Millennium International Growth Portfolio, each a series of shares of The Navellier Millennium Funds, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 10, 2006

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
(UNAUDITED)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.

-------------------------------------------------------------------------------------------------------------------
NAME                                      NO. OF                                                         OTHER
AGE                          TERM OF     FUNDS IN                                                    TRUSTEESHIPS/
ADDRESS                    OFFICE AND    COMPLEX                                                     DIRECTORSHIPS
POSITION WITH TRUST          TENURE      OVERSEEN     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
 Louis Navellier*         Trustee and       2       Mr. Navellier is and has been the CEO and Chief  None
 48                       President                 Investment Officer of Navellier & Associates
 One East Liberty         since                     Inc., an investment management company since
 Third Floor              September 30,             1988; CEO and President of Navellier
 Reno, NV 89501           1998                      Management, Inc., an investment management
                                                    company since May 10, 1993; CEO and President
 Trustee and President                              of Navellier International Management, Inc., an
                                                    investment management company, since May 10,
                                                    1993; CEO and President of Navellier Securities
                                                    Corp. since May 10, 1993; CEO and President of
                                                    Navellier Fund Management, Inc., an investment
                                                    management company, since November 30, 1995;
                                                    and has been editor of the Emerging Growth
                                                    newsletter (formerly MPT Review) from August
                                                    1987 to the present and was publisher and
                                                    editor of the predecessor investment advisory
                                                    newsletter OTC Insight, which he began in 1980
                                                    and wrote through July 1987. Mr. Navellier is
                                                    also the editor of the Blue Chip Growth,
                                                    Quantum Growth and Global Growth newsletters.
-------------------------------------------------------------------------------------------------------------------
 Barry Sander             Trustee since     2       Currently retired as of December 1, 1998,        1
 57                       September 30,             formerly he was the President and CEO of Ursa
 1835 Ashland Mine Rd.    1998                      Major Inc., a stencil manufacturing firm, and
 Ashland, OR 97520                                  had been for the past nine years.
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Joel Rossman             Trustee since     2       Currently retired as of March 15, 1998.          1
 56                       September 30,             Formerly he was President and CEO of Personal
 2921 California          1998                      Stamp Exchange, Inc., a manufacturer, designer
 San Francisco, CA                                  and distributor of rubber stamp products. He
 94115                                              had been President and CEO of Personal Stamp
                                                    Exchange for the preceding 10 years.
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Jacques Delacroix        Trustee since     2       Professor of Business Administration, Leavy      1
 63                       September 30,             School of Business, Santa Clara University
 519 Chestnut Street      1998                      (1983- present).
 Santa Cruz, CA 95060
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Arjen Kuyper*            Treasurer         2       Mr. Kuyper is COO and President of Navellier &   None
 49                       since                     Associates, Inc. and has been since September
 One East Liberty         September 30,             1, 1998. Prior to that he was operations
 Third Floor              1998                      manager for Navellier & Associates, Inc. since
 Reno, NV 89501                                     1992 and operations manager for Navellier
                                                    Management, Inc. and for Navellier Securities
 Trustee and Treasurer                              Corp., since 1993.
-------------------------------------------------------------------------------------------------------------------

*Interested Trustee

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

                 (This page has been left blank intentionally.)

                TRANSFER AGENT                             CUSTODIAN        NAVELLIER OFFICES

Integrated Fund Services, Inc.                         Cardinal Bank        c/o Navellier Securities Corp.
                 P.O. Box 5354      8720 Greensboro Drive, 4th Floor        One East Liberty, Third Floor
     Cincinnati, OH 45201-5354                      McLean, VA 22102        Reno, Nevada 89501

           800-622-1386 E.S.T.                                              800-887-8761 P.S.T.

Item 2. Codes of Ethics

         (a), (b) Registrant, The Navellier Millennium Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Millennium Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Millennium Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Millennium Funds.

          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year. There was an amendment to the definition of reportable funds to include ETFs in the Code of Ethics for Navellier & Associates, Inc. Also, a waiver was given regarding pre-clearance forms to one of Navellier & Associates, Inc.'s portfolio managers for two of his accounts traded as separately managed accounts. This waiver stipulates that the portfolio manager may not personally enter the trades in his accounts, and the securities are traded in a last in, last out fashion so not to gain advantage over our clients.

         (e) N/A. See subparagraphs (c) and (d) above.

         (f) (3) The Navellier Millennium Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3. Audit Committee Financial Expert

         (a)(1)(i) The Navellier Millennium Funds has at least one audit committee financial expert serving on its audit committee.

         (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4. Principal Accountant Fees and Services

         (a) Audit Fees. The aggregate fees billed to The Navellier Millennium Funds for each of the last two fiscal years for the audit of The Navellier Millennium Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2004 were $24,000. The aggregate fees for audit services for fiscal 2005 were $27,000.

         (b) Audit Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above were none for 2004 and none for 2005.

         (c) Tax Fees. The aggregate fees billed by The Navellier Millennium Funds' principal accountant for tax compliance, tax advice or tax planning for 2004 were $5,000 and for 2005 were $5,000.

         (d) All Other Fees. There were no other fees billed by The Navellier Millennium Funds' principal accountant for other services for 2004 or 2005.

         (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees and Arnold Langsen) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $32,750 for 2004
           $ 9,000 for 2005

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Louis G. Navellier, Barry Sander, Joel E. Rossman and Jacques Delacroix) and Arnold Langsen.

Item 6.    Reserved (See item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio management of Closed-End Management Investment Companies

       N/A

Item 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchases

       N/A

Item 10.   Submission of Matters to a Vote of Security Holders.

           There were no changes to procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.


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

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 10, 2006                        By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 10, 2006                        By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 10, 2006                        By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Financial Officer

                                       4